Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2021
Securitizations
Securitizations
in	2021	2020	2019
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(7)	85	10
Proceeds from transfer of assets	3,525	9,209	7,757
Cash received on interests that continue to be held	42	52	162
RMBS
Net gain [1]	70	32	2
Proceeds from transfer of assets	37,048	23,358	21,566
Purchases of previously transferred financial assets or its underlying collateral	(1,604)	0	(1)
Servicing fees	2	2	2
Cash received on interests that continue to be held	1,088	864	312
Other asset-backed financings
Net gain [1]	65	105	101
Proceeds from transfer of assets	12,129	9,564	11,702
Purchases of previously transferred financial assets or its underlying collateral	(1,323)	(1,606)	(763)
Fees [2]	165	148	151
Cash received on interests that continue to be held	14	17	6
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2021	2020
CHF million
CMBS
Principal amount outstanding	15,428	17,421
Total assets of SPE	23,205	24,455
RMBS
Principal amount outstanding	56,990	47,324
Total assets of SPE	56,990	47,863
Other asset-backed financings
Principal amount outstanding	24,856	24,968
Total assets of SPE	57,797	50,817
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2021							2020							2019
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			196				2,594			342				2,692			549				3,171
of which level 2			170				2,126			305				2,398			455				2,978
of which level 3			26				468			37				294			94				193
Weighted-average life, in years			5.2				5.3			6.4				3.8			5.5				5.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	37.7			–	[2]	1.0	–	47.0			–	[2]	2.0	–	37.3
Cash flow discount rate (rate per annum), in % [3]	1.8	–	5.0		1.0	–	33.4	1.4	–	20.9		0.2	–	40.8	2.5	–	8.3		1.5	–	15.7
Expected credit losses (rate per annum), in % [4]	0.9	–	4.3		0.1	–	32.5	1.9	–	8.6		1.6	–	22.9	1.3	–	1.9		1.5	–	7.6
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2021											2020
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			281				2,310			402				296				1,851			350
of which non-investment grade			55				370			27				36				631			23
Weighted-average life, in years			3.9				4.7			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.1	–	41.9			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(31.1)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(59.8)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	50.7		0.7	–	35.5	0.3	–	14.7		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(3.5)				(38.1)			(4.9)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(6.8)				(73.3)			(9.7)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.6	–	8.4		0.4	–	34.2	0.7	–	13.3		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(2.5)				(28.5)			(4.3)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(4.9)				(54.8)			(8.4)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2021	2020
CHF million
RMBS
Other assets	257	0
Liability to SPE, included in other liabilities	(257)	0
Other asset-backed financings
Trading assets	557	496
Other assets	200	246
Liability to SPE, included in other liabilities	(757)	(742)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2021	2020
CHF billion
Government debt securities	15.9	12.1
Corporate debt securities	9.6	7.7
Asset-backed securities	4.6	6.0
Equity securities	0.5	0.0
Other	5.6	1.9
Securities sold under repurchase agreements	36.2	27.7
Government debt securities	13.9	12.4
Corporate debt securities	0.3	0.1
Asset-backed securities	0.3	1.0
Equity securities	1.0	3.5
Other	0.2	0.1
Securities lending transactions	15.7	17.1
Government debt securities	3.6	5.8
Corporate debt securities	0.6	5.6
Equity securities	10.8	39.3
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	15.0	50.8
Total	66.9	95.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2021 (CHF billion)
Securities sold under repurchase agreements	5.2		15.7		6.0	9.3	36.2
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.5		17.4		7.6	19.4	66.9
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.2		3.4		9.5	0.0	17.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.2		15.5		15.7	4.2	95.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Cash and due from banks	1	42	25	27	13	108
Trading assets	0	1,158	54	610	0	1,822
Other investments	0	0	65	789	161	1,015
Net loans	1,022	317	0	28	33	1,400
Other assets	31	604	78	108	675	1,496
of which loans held-for-sale	0	50	23	0	1	74
of which premises and equipment	0	0	0	27	0	27
Total assets of consolidated VIEs	1,054	2,121	222	1,562	882	5,841
Trading liabilities	0	0	0	8	0	8
Short-term borrowings	4,337	0	15	0	0	4,352
Long-term debt	0	1,342	0	3	46	1,391
Other liabilities	67	1	20	60	83	231
Total liabilities of consolidated VIEs	4,404	1,343	35	71	129	5,982
2020 (CHF million)
Cash and due from banks	0	23	22	37	8	90
Trading assets	0	1,255	50	840	19	2,164
Other investments	0	0	129	920	202	1,251
Net loans	653	0	51	29	167	900
Other assets	21	979	15	82	779	1,876
of which loans held-for-sale	0	462	10	0	0	472
of which premises and equipment	0	0	0	30	4	34
Total assets of consolidated VIEs	674	2,257	267	1,908	1,175	6,281
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	10	0	10
Short-term borrowings	4,178	0	0	0	0	4,178
Long-term debt	0	1,701	0	10	35	1,746
Other liabilities	53	1	3	73	78	208
Total liabilities of consolidated VIEs	4,231	1,702	3	93	114	6,143

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	112	0	628	768
Total variable interest assets	531	1,005		5,488	3,447	8,787	8,108	27,366
Maximum exposure to loss	774	7,625		8,036	3,447	13,068	8,637	41,587
Total assets of non-consolidated VIEs	10,266	14,948		108,942	103,179	36,428	24,945	298,708
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	119	0	344	468
Total variable interest assets	609	371		5,237	3,199	7,055	9,900	26,371
Maximum exposure to loss	852	5,538		7,329	3,199	11,235	10,226	38,379
Total assets of non-consolidated VIEs	8,553	11,148		127,785	89,686	26,186	33,140	296,498
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.

Bank
Securitizations
Securitizations
in	2021	2020	2019
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(7)	85	10
Proceeds from transfer of assets	3,525	9,209	7,757
Cash received on interests that continue to be held	42	52	162
RMBS
Net gain [1]	70	32	2
Proceeds from transfer of assets	37,048	23,358	21,566
Purchases of previously transferred financial assets or its underlying collateral	(1,604)	0	(1)
Servicing fees	2	2	2
Cash received on interests that continue to be held	1,088	864	312
Other asset-backed financings
Net gain [1]	65	105	101
Proceeds from transfer of assets	12,129	9,564	11,702
Purchases of previously transferred financial assets or its underlying collateral	(1,323)	(1,606)	(763)
Fees [2]	165	148	151
Cash received on interests that continue to be held	14	17	6
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2021	2020
CHF million
CMBS
Principal amount outstanding	15,428	17,421
Total assets of SPE	23,205	24,455
RMBS
Principal amount outstanding	56,990	47,324
Total assets of SPE	56,990	47,863
Other asset-backed financings
Principal amount outstanding	24,856	24,968
Total assets of SPE	57,797	50,817
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2021							2020							2019
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			196				2,594			342				2,692			549				3,171
of which level 2			170				2,126			305				2,398			455				2,978
of which level 3			26				468			37				294			94				193
Weighted-average life, in years			5.2				5.3			6.4				3.8			5.5				5.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	37.7			–	[2]	1.0	–	47.0			–	[2]	2.0	–	37.3
Cash flow discount rate (rate per annum), in % [3]	1.8	–	5.0		1.0	–	33.4	1.4	–	20.9		0.2	–	40.8	2.5	–	8.3		1.5	–	15.7
Expected credit losses (rate per annum), in % [4]	0.9	–	4.3		0.1	–	32.5	1.9	–	8.6		1.6	–	22.9	1.3	–	1.9		1.5	–	7.6
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2021											2020
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			281				2,310			402				296				1,851			350
of which non-investment grade			55				370			27				36				631			23
Weighted-average life, in years			3.9				4.7			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.1	–	41.9			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(31.1)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(59.8)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	50.7		0.7	–	35.5	0.3	–	14.7		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(3.5)				(38.1)			(4.9)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(6.8)				(73.3)			(9.7)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.6	–	8.4		0.4	–	34.2	0.7	–	13.3		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(2.5)				(28.5)			(4.3)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(4.9)				(54.8)			(8.4)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2021	2020
CHF million
RMBS
Other assets	257	0
Liability to SPE, included in other liabilities	(257)	0
Other asset-backed financings
Trading assets	557	496
Other assets	200	246
Liability to SPE, included in other liabilities	(757)	(742)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2021	2020
CHF billion
Government debt securities	16.0	12.2
Corporate debt securities	9.6	7.7
Asset-backed securities	4.6	6.0
Equity securities	0.5	0.0
Other	5.6	1.8
Securities sold under repurchase agreements	36.3	27.7
Government debt securities	13.9	12.5
Corporate debt securities	0.3	0.1
Asset-backed securities	0.3	1.0
Equity securities	1.0	3.5
Other	0.2	0.1
Securities lending transactions	15.7	17.2
Government debt securities	3.6	5.8
Corporate debt securities	0.6	5.6
Equity securities	10.8	39.3
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	15.0	50.8
Total	67.0	95.7
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2021 (CHF billion)
Securities sold under repurchase agreements	5.3		15.8		6.0	9.2	36.3
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.6		17.5		7.6	19.3	67.0
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.2		3.4		9.6	0.0	17.2
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.2		15.5		15.8	4.2	95.7
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Cash and due from banks	1	42	25	27	13	108
Trading assets	0	1,158	54	610	0	1,822
Other investments	0	0	65	789	161	1,015
Net loans	1,022	317	0	28	33	1,400
Other assets	31	604	78	95	674	1,482
of which loans held-for-sale	0	50	23	0	1	74
of which premises and equipment	0	0	0	12	0	12
Total assets of consolidated VIEs	1,054	2,121	222	1,549	881	5,827
Trading liabilities	0	0	0	8	0	8
Short-term borrowings	4,337	0	15	0	0	4,352
Long-term debt	0	1,342	0	3	46	1,391
Other liabilities	67	1	20	61	84	233
Total liabilities of consolidated VIEs	4,404	1,343	35	72	130	5,984
2020 (CHF million)
Cash and due from banks	0	23	22	37	8	90
Trading assets	0	1,255	50	840	19	2,164
Other investments	0	0	129	920	202	1,251
Net loans	653	0	51	29	167	900
Other assets	21	979	15	65	778	1,858
of which loans held-for-sale	0	462	10	0	0	472
of which premises and equipment	0	0	0	13	4	17
Total assets of consolidated VIEs	674	2,257	267	1,891	1,174	6,263
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	10	0	10
Short-term borrowings	4,178	0	0	0	0	4,178
Long-term debt	0	1,701	0	10	35	1,746
Other liabilities	53	1	3	72	78	207
Total liabilities of consolidated VIEs	4,231	1,702	3	92	114	6,142

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	109	0	628	765
Total variable interest assets	531	1,005		5,488	3,444	8,787	8,108	27,363
Maximum exposure to loss	774	7,625		8,036	3,444	13,068	8,637	41,584
Total assets of non-consolidated VIEs	10,266	14,948		108,942	102,820	36,428	19,804	293,208
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	110	0	344	459
Total variable interest assets	609	371		5,237	3,190	7,055	9,900	26,362
Maximum exposure to loss	852	5,538		7,329	3,190	11,235	10,226	38,370
Total assets of non-consolidated VIEs	8,553	11,148		127,785	87,618	26,186	25,759	287,049
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.